Fair Value Measurements - Summary of Values of Marketable Securities (Details) - Mutual Fund - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Short-term investments, Cost	$ 5,129	$ 3,180
Short-term investments, Unrealized gains	1
Short-term investments, Unrealized losses	(6)	(29)
Short-term investments, Fair value	$ 5,124	$ 3,151